Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 01, 2015
Registrant Name	dei_EntityRegistrantName	Clough Funds Trust
CIK	dei_EntityCentralIndexKey	0001638872
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct. 01, 2015
Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2015
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Clough Global Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION CLOUGH GLOBAL LONG/SHORT FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING AND REDEEMING SHARES” at page 12 of the Prospectus and “PURCHASE & REDEMPTION OF SHARES” at page 35 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2016
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Dividend and Interest Expense on Short Sales", "Other Fund Expenses" and "Acquired Fund Fees and Expenses" are estimated based on the Fund's initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Dividend and Interest Expense on Short Sales", "Other Fund Expenses" and "Acquired Fund Fees and Expenses" are estimated based on the Fund's initial fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver and/or expense reimbursements shown in the Annual Fund Operating Expenses table are only reflected for the length of the expense commitment in each time period shown below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of Years You Own Your Shares

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective primarily by taking long positions and short positions in equity securities in both U.S. and non-U.S. markets. The Fund invests primarily in a broad selection of global equity securities. Depending on the Adviser’s outlook, the Fund may, at times, be more heavily invested in equity securities in U.S. markets or in equity securities in other markets around the world. Under normal circumstances, the Fund expects to invest in securities of issuers located in at least three countries (in addition to the United States). Unless market conditions are deemed unfavorable, the Fund expects that the market value of the Fund’s long and short positions in securities of issuers organized or located outside the United States or doing a substantial amount of business outside the United States (or, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics) will represent at least 40% of the Fund’s net assets. Investments in non-U.S. markets will be made primarily through securities such as common shares, depositary receipts and registered investment companies (including exchange-traded funds (ETFs)). The Fund may also use derivatives, such as swaps and participation notes, in order to gain access to foreign markets.

In addition to the Fund’s primary investment strategy, the Adviser may employ currency strategies across foreign markets, including developing and emerging markets, using derivatives, such as forward foreign currency contracts, futures, and swaps, to seek to hedge against foreign exchange risk.

The Fund will use a variety of investment techniques designed to capitalize on declines in the market prices of equity securities or declines in market indices based on the Adviser’s investment outlook, including by taking long and short positions. Short positions will generally not exceed 50% of the Fund’s net assets. The Fund’s net exposure (measured as the market value of long positions minus the market value of short positions) is expected to range between 20%-80% of the Fund’s net assets. A higher net exposure generally reflects the Adviser’s belief there are relatively better investment opportunities in securities that it expects to appreciate in value than in securities it expects to decline in value (and may also indicate that the Adviser has a relatively positive view of equity markets), while a lower net exposure generally reflects the reverse, although in each case other factors could also cause the Adviser to choose to increase or decrease the Fund’s net exposure.

The Fund generally seeks to limit volatility in returns to below that of broad global equity indices. The Adviser may employ hedging (including through investments in ETFs) and other techniques in an effort to limit the Fund’s exposure to declines in markets, regions, industries and/or individual securities.

The Fund may invest in issuers of any capitalization and size. Generally, securities will be purchased or sold by the Fund on securities exchanges and in the over-the-counter (OTC) market. However, the Fund may hold securities that are illiquid or that are only infrequently traded.

The Adviser may, from time to time, invest the Fund’s cash balances in any investments it deems appropriate, including, without limitation and as permitted under the Investment Company Act of 1940 (1940 Act), money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts.

Investment Selection

The Fund seeks to achieve its investment objective by applying a fundamental research-driven investment process. The Adviser believes that attractive investment returns can be achieved when key, proprietary insights into industry or economic trends are discovered, and their significance understood, before they become obvious to other investors. Within this context, the investment process will focus on investing in a number of major global investment themes identified by the Adviser. Once attractive themes are identified, the Adviser generally utilizes a “bottom-up” research process to identify companies it believes are best positioned to benefit from those specific themes, as well as companies that the Adviser believes may be vulnerable in light of these themes. Individual positions will be selected based upon a host of qualitative and quantitative factors, including, but not limited to, such factors as a company’s competitive position, quality of company management, quality and visibility of earnings and cash flow, balance sheet strength and relative valuation. Issuers with strengths in these areas (or in such other areas that the Adviser determines are relevant) may be attractive opportunities for long investments. Conversely, issuers facing profit headwinds, balance sheet weaknesses, competitive pressures or adverse regulatory changes, among other challenges, may present attractive opportunities as short positions when the Adviser believes their value is likely to decline over some period of time.

Under the Fund’s theme-oriented investment approach, investment positions may be focused in only a relatively small number of sectors. The Fund will seek to broadly invest its assets within its investment themes, as appropriate, to lower volatility. Individual equity positions on both the long and short side of the portfolio will typically be below 5% of total assets at the time of investment. (Investments in ETFs may exceed 5% of total assets at the time of investment.)

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Currency Strategies Risk. The success of the Fund’s currency strategies depends, in part, on the effectiveness and implementation of the Adviser’s analysis and methodology. There can be no assurance that the Adviser’s analysis and methodology will be successful, as this will ultimately depend on many different factors. If these strategies prove unsuccessful, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies. As part of its currency strategies, the Fund will have substantial exposure to the risks of non-U.S. currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the United States or abroad. As a result, the Fund’s exposure to foreign currencies could cause lower returns or even losses to the Fund. Although the Adviser seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives Risk. The Fund’s use of derivatives (which may include forward foreign currency contracts, futures, participation notes, and swaps) may reduce the Fund’s returns and/or increase the volatility of the Fund’s net asset value. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including liquidity risk, interest rate risk, counterparty risk, market risk, credit risk and management risk.

Equity Security and Stock Market Risk. The Fund is affected by how the stock market performs. Equity securities fluctuate in price based on changes in the issuer’s financial condition, as well as market and economic conditions. When stock prices fall, you should expect the value of your investment to fall. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Focus Risk. To the extent that the Fund focuses its investments in particular asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those asset classes or sectors will have a significant impact on the Fund’s performance.

Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing its full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities. To the extent the Fund invests in securities of emerging market issuers, foreign investment risks are greater in emerging markets than in more developed markets. Investments in emerging markets are often considered speculative.

Hedging Risk. Because the Fund may invest in derivative instruments and ETFs to hedge against foreign currency and/or equity market exposure, the Fund faces the risk that its hedging strategies may not perform as intended. In addition, while the hedging strategies may offset losses, they also may offset gains and typically involve expenses.

Investment Companies Risk. Because the Fund may invest in investment companies, such as ETFs and closed- and open-end mutual funds, the Fund’s performance will be directly related to the performance of the investment companies. To the extent that a given investment company underperforms its benchmark or its fund peer group, it may contribute to the underperformance by the Fund. In addition, the Fund indirectly pays a portion of the expenses incurred by the investment companies, which lowers the Fund’s performance. To the extent that the Fund’s allocations favor investment companies with higher expenses, the overall cost of investing paid by the Fund will be higher. Also, because shares of ETFs and closed-end funds trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Investment Themes Risk. The Fund’s investment program depends on the Adviser’s identification and development of global or regional investment themes, and the Fund’s performance may suffer if such themes, which can be inherently challenging to identify, are not well identified, or do not unfold as anticipated. Failure to correctly identify or develop the themes that will guide the Fund’s portfolio investments, or the failure of a theme to unfold in the way the Adviser anticipates, may result from many causes, including the following: governments or others may decide to oppose or delay certain economic, social or political developments that are the basis of investment themes; demographic or economic data necessary to understand correctly the way in which certain themes may unfold in some countries may be incorrect or incomplete; development of themes and their longevity may require attention to subtle cultural factors not always apparent to outside observers; or social and political changes or natural disasters in some parts of the world may alter the underlying conditions or affect the availability of natural resources necessary to an emerging theme.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

New Fund Risk. The Fund is a new fund, with limited operating history, which may present additional risk to shareholders. There can be no assurance that the Fund will grow to or maintain a viable size. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the timing of such liquidation may not be favorable to some shareholders.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of portfolio securities. A high portfolio turnover rate (such as 100% or more) may result in greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. A high portfolio turnover rate may also result in an increase in taxable capital gains distributions to the Fund’s shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stocks do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities and are subordinated in right of payments to debt obligations. A preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer of the stock, as well as market and economic conditions.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection Risk. The securities in the Fund’s portfolio may decline in value. The Adviser’s analysis and portfolio management practices may not achieve the desired results.

Short Sale Risk. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

Small Company Risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. The Fund is the successor to an unregistered investment fund (“Predecessor Fund”) that was managed by the Fund’s Adviser and is expected to be reorganized into the Fund as of the date the Fund commences investment operations. The Predecessor Fund had an investment objective, investment policies and investment strategies that were, in all material respects, equivalent to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed on registered investment companies. The performance information reported by the Fund will include the performance of the Predecessor Fund, which commenced operations on January 2, 2015.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance.
Clough Global Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLOAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.55%	[2]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Fund Expenses	rr_Component3OtherExpensesOverAssets	0.71%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 789
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,374
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	789
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 1,374
Clough Global Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLOCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.55%	[2]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component3OtherExpensesOverAssets	0.71%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 418
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,063
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	318
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 1,063
Clough Global Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLOIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.55%	[2]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component3OtherExpensesOverAssets	0.71%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 218
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	768
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 768

[1]	You may purchase Class A shares in amounts of $1 million or more without paying an initial sales charge, but if you redeem those shares within 12 months of purchase, you will generally pay a contingent deferred sales charge ("CDSC") of 1.00%.
[2]	"Dividend and Interest Expense on Short Sales", "Other Fund Expenses" and "Acquired Fund Fees and Expenses" are estimated based on the Fund's initial fiscal year.
[3]	Clough Capital Partners L.P. (the "Adviser") has agreed contractually to limit the operating expenses of each class of the Fund (excluding Rule 12b-1 Distribution and Service Fees, Shareholder Services Fees, acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, and litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.60% through October 1, 2016. The Adviser is permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the waiver arrangement described above to the extent that such recovery does not cause total annual operating expenses to exceed the expense limitation in effect (i) at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) at the time of such recovery. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund's Board of Trustees.
[4]	On Class C shares redeemed within 12 months of purchase.